Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Nonperforming Assets [Line Items]
Balance December 31, 2015	$ 1,523
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,504
Advances on loans	59
Total additions	1,563
Reductions in nonperforming assets
Paydowns, payoffs	(532)
Net sales	(427)
Return to performing status	(149)
Charge-offs	(375)
Total reductions	(1,483)
Net additions to (reductions in) nonperforming assets	80
Balance December 31, 2016	1,603
Commercial and Commercial Real Estate Loans [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2015	336
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,051
Advances on loans	59
Total additions	1,110
Reductions in nonperforming assets
Paydowns, payoffs	(273)
Net sales	(218)
Return to performing status	(29)
Charge-offs	(303)
Total reductions	(823)
Net additions to (reductions in) nonperforming assets	287
Balance December 31, 2016	623
Residential Mortgages, Credit Card and Other Retail [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2015	1,147
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	431
Total additions	431
Reductions in nonperforming assets
Paydowns, payoffs	(256)
Net sales	(184)
Return to performing status	(119)
Charge-offs	(71)
Total reductions	(630)
Net additions to (reductions in) nonperforming assets	(199)
Balance December 31, 2016	948
Covered Assets [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2015	40
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	22
Total additions	22
Reductions in nonperforming assets
Paydowns, payoffs	(3)
Net sales	(25)
Return to performing status	(1)
Charge-offs	(1)
Total reductions	(30)
Net additions to (reductions in) nonperforming assets	(8)
Balance December 31, 2016	$ 32